Equity - Schedule of Equity (Parentheticals) (Details) - Ordinary shares [member] - $ / shares	Sep. 30, 2025	Mar. 31, 2025	Mar. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 30, 2024	Sep. 30, 2023	Aug. 31, 2023	Mar. 31, 2023
Equity - Schedule of Equity (Parentheticals) (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.01			$ 0.01			$ 0.01
Common stock shares issued (in Shares)		179,997,491			1,827,524
Common stock outstanding (in Shares)	1,978,076	179,997,491	179,997,491	5,217,838	1,827,524	1,827,523	694,477		626,275
Common shares Authorized Shares (in Shares)		230,000,000			230,000,000